Chartered-in Vessels	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lessee, Operating Leases [Text Block]
b) Operating Leases

The Partnership has chartered a vessel from its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) on a time-charter-in contract, whereby the MALT Joint Venture provides use of the vessel to the Partnership and operates the vessel for the Partnership.

As at June 30, 2020, minimum commitments to be incurred by the Partnership relating to its time-charter-in contract with the MALT Joint Venture were approximately $12.0 million (remainder of 2020), $23.7 million (2021) and $11.1 million (2022). As noted in Note 12b, these amounts do not include commitments relating to two vessels owned by Teekay BLT Corporation (or the Tangguh Joint Venture).

Lessee, Finance Leases [Text Block]
a) Obligations related to Finance Leases

	June 30, 2020 $	December 31, 2019 $
Total obligations related to finance leases	1,376,011	1,410,904
Less current portion	(70,955)	(69,982)
Long-term obligations related to finance leases	1,305,056	1,340,922

As at June 30, 2020 and December 31, 2019, the Partnership was a party to finance leases on nine LNG carriers. These nine LNG carriers were sold by the Partnership to third parties (or Lessors) and leased back under 7.5 to 15-year bareboat charter contracts ending in 2026 through to 2034. At inception of these leases, the weighted-average interest rate implicit in these leases was 5.1%. The bareboat charter contracts are presented as obligations related to finance leases on the Partnership's consolidated balance sheets and have purchase obligations at the end of the lease terms.

The obligations of the Partnership under the bareboat charter contracts for the nine LNG carriers are guaranteed by the Partnership. The guarantee agreements require the Partnership to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. These covenants are the same as the Partnership's other corporate debt covenants (see Note 8). As at June 30, 2020, the Partnership was in compliance with all covenants in respect of the obligations related to its finance leases.

As at June 30, 2020, the remaining commitments related to the financial liabilities of these nine LNG carriers including the amounts to be paid for the related purchase obligations, approximated $1.8 billion, including imputed interest of $435.3 million, repayable through 2034, as indicated below:

Commitments as at
Year	June 30, 2020
Remainder of 2020	$69,886
2021	$138,601
2022	$136,959
2023	$135,459
2024	$132,011
Thereafter	$1,198,366